Debt (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Short-term borrowings outstanding

Short-term borrowings outstanding as of June 30, 2013 are as follows:

	Amount Outstanding	Weighted Average Interest Rate
Secured borrowings	$246,516	3.56%
Warehouse lines of credit	92,354	2.55%
Operating lines of credit	1,505	4.59%

Total short-term borrowings	$340,375

Short-term borrowings outstanding as of September 30, 2013 and December 31, 2012 are as follows:

	September 30, 2013		December 31, 2012
	Amount Outstanding	Weighted Average Interest Rate	Amount Outstanding	Weighted Average Interest Rate
Secured borrowings	$272,610	2.65%	$102,675	3.35%
Warehouse lines of credit	194,709	2.33%	100,301	2.59%
Operating lines of credit	4,684	4.04%	5,131	4.17%

Total short-term borrowings	$472,003		$208,107

Short-term borrowings were as follows for the years ended December 31:

	2012		2011
	Amounts Outstanding	Weighted Average Interest Rate	Amounts Outstanding	Weighted Average Interest Rate
Secured borrowings	$102,675,252	3.35%	$57,893,665	4.03%
Warehouse lines of credit	100,301,201	2.59%	—	N/A
Operating lines of credit	5,131,213	4.17%	8,195,812	4.24%

	$208,107,666		$66,089,477

Summary of Amounts Outstanding, Interest Rates and Maturity Dates Under Various Mortgage Funding Arrangments

The following table summarizes the amounts outstanding, interest rates and maturity dates under the Company’s mortgage funding arrangements as of June 30, 2013:

Mortgage Funding Arrangements	Amount Outstanding	Interest Rate	Maturity Date
Party A	$246,732	Same as the underlying mortgage rates/prime plus 1.00%	June 2014
Party B	76,758	LIBOR plus applicable margin	December 2013
Party C	—	Same as the underlying mortgage rates	November 2013
Party D	15,380	LIBOR plus applicable margin	February 2014

	$338,870

The following table summarizes the amounts outstanding, interest rates and maturity dates under the Company’s various mortgage funding arrangements as of September 30, 2013:

Mortgage Funding Arrangements	Amount Outstanding	Interest Rate	Maturity Date
Merchants Bank of Indiana	$273,807	Same as the underlying mortgage rates, less contractual service fee/prime plus 1.00%	June 2014
Barclays Bank PLC	127,068	LIBOR plus applicable margin	December 2013
Bank of Virginia	—	Same as the underlying mortgage rates	November 2013
Bank of America, N.A.	66,444	LIBOR plus applicable margin	February 2014
Merit Bank	—	Same as the underlying mortgage rates	Not Specified

Total	$467,319

The following table summarizes the interest rate and maturity for the mortgage funding arrangement outstanding as of December 31, 2012 and 2011:

December 31, 2012	Interest Rate	Maturity Date
Mortgage funding arrangement-Party A	Same as the underlying mortgage rates	May 2013
Mortgage funding arrangement-Party B	Libor plus applicable margin	December 2013
Mortgage funding arrangement-Party C	Same as the underlying mortgage rates	No maturity date

December 31, 2011	Interest Rate	Maturity Date
Mortgage funding arrangement-Party A	Same as the underlying mortgage rates	May 2012
Mortgage funding arrangement-Party C	Same as the underlying mortgage rates	No maturity date